DEFERRED TAX ASSETS/(LIABILITIES) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 769,911		¥ 496,920	¥ 366,348
Less: Offsetting of deferred tax liabilities	(71,515)		(73,966)
Deferred tax assets (net)	698,396	$ 109,594	422,954
Deferred tax liabilities	(127,935)		(132,879)	¥ (136,503)
Less: Offsetting of deferred tax assets	71,515		73,966
Deferred tax liabilities (net)	(56,420)	$ (8,854)	(58,913)
Deferred tax assets/(liabilities)	¥ 641,976		¥ 364,041

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.